Earnings per Share (details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Earnings per Share disclosure
Net income	$ 617	$ 691
Participating share-based awards - allocated income	(4)	(5)
Net income available to common shareholders -- basic	613	686
Net income available to common shareholders -- diluted	$ 613	$ 686
Weighted average shares outstanding, basic	279.7	294.2
Weighted average effects of dilutive securities, stock options and performance shares (in shares)	2.7	3.7
Weighted average shares outstanding, diluted	282.4	297.9
Net income per common share, basic	$ 2.19	$ 2.33
Net income per common share, diluted	$ 2.17	$ 2.30